Document And Entity Information	Nov. 07, 2019
Cover [Abstract]
Entity Registrant Name	Altair Engineering Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001701732
Document Period End Date	Nov. 07, 2019
Entity Emerging Growth Company	false
Entity File Number	001-38263
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-2591828
Entity Address, Address Line One	1820 E. Big Beaver Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	248
Local Phone Number	614-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock $0.0001 par value per share
Trading Symbol	ALTR
Name of each exchange on which registered	NASDAQ